GLOBAL X FUNDS
(THE "TRUST")
SUPPLEMENT DATED NOVEMBER 13, 2020
TO THE PROSPECTUS AND/OR STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE SERIES OF THE TRUST LISTED IN SCHEDULES A-G HERETO, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and SAI, as applicable.

1. Effective December 31, 2020, for the Funds listed in Schedule A hereto, the summary section of each Fund's Prospectus entitled "FUND MANAGEMENT-Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are John Belanger, CFA; Nam To, CFA; Wayne Xie; Kimberly Chan; and Vanessa Yang (“Portfolio Managers”). Messrs. To and Xie and Ms. Chan have been Portfolio Managers of the Fund since the Fund's inception. Mr. Belanger and Ms. Yang have been Portfolio Managers of the Fund since December 2020.

2. Effective December 31, 2020, for the Funds listed in Schedule B hereto, the summary section of each Fund's Prospectus entitled "FUND MANAGEMENT-Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are John Belanger, CFA; Nam To, CFA; Wayne Xie; Kimberly Chan; and Vanessa Yang (“Portfolio Managers”). Messrs. To and Xie have been Portfolio Managers of the Fund since the Fund's inception. Ms. Chan has been Portfolio Manager of the Fund since June 10, 2019. Mr. Belanger and Ms. Yang have been Portfolio Managers of the Fund since December 2020.

3. Effective December 31, 2020, for the Funds listed in Schedule C hereto, the summary section of each Fund's Prospectus entitled "FUND MANAGEMENT-Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are John Belanger, CFA; Nam To, CFA; Wayne Xie; Kimberly Chan; and Vanessa Yang (“Portfolio Managers”). Mr. To has been Portfolio Manager of the Fund since the Fund's inception in December 2018 and had managed the Predecessor Fund since October 2018. Mr. Xie has been Portfolio Manager of the Fund since March 1, 2019. Ms. Chan has been Portfolio Manager of the Fund since June 10, 2019. Mr. Belanger and Ms. Yang have been Portfolio Managers of the Fund since December 2020.

4. Effective December 31, 2020, for the Funds listed in Schedule D hereto, the summary section of each Fund's Prospectus entitled "FUND MANAGEMENT-Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are John Belanger, CFA; Nam To, CFA; Wayne Xie; Kimberly Chan; and Vanessa Yang (“Portfolio Managers”). Mr. To has been Portfolio Manager of the Fund since the Fund's inception. Mr. Xie has been Portfolio Manager of the Fund since March 1, 2019. Ms. Chan has been Portfolio Manager of the Fund since June 10, 2019. Mr. Belanger and Ms. Yang have been Portfolio Managers of the Fund since December 2020.

5. Effective December 31, 2020, for the Funds listed in Schedule E hereto, the summary section of each Fund's Prospectus entitled "FUND MANAGEMENT-Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are John Belanger, CFA; Nam To, CFA; Wayne Xie; Kimberly Chan; and Vanessa Yang (“Portfolio Managers”). Mr. To has been a Portfolio Manager of the Fund since March 1, 2018. Mr. Xie has been Portfolio Manager of the Fund since March 1, 2019. Ms. Chan has been Portfolio Manager of the Fund since June 10, 2019. Mr. Belanger and Ms. Yang have been Portfolio Managers of the Fund since December 2020.

6. Effective December 31, 2020, for the Funds listed in Schedule F hereto, the summary section of each Fund's Prospectus entitled "FUND MANAGEMENT-Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are John Belanger, CFA; Nam To, CFA; Wayne Xie; Kimberly Chan; and Vanessa Yang (“Portfolio Managers”).

7. Effective December 31, 2020, for the Funds listed in Schedules A-F hereto, the section of each Fund's Prospectus entitled "FUND MANAGEMENT - Portfolio Management" is hereby deleted in its entirety and replaced with the following:

Portfolio Management

The Portfolio Managers who are currently responsible for the day-to-day management of each/the Fund's portfolio are John Belanger, CFA; Nam To, CFA; Wayne Xie; Kimberly Chan and Vanessa Yang.

John Belanger: John Belanger, CFA, joined the Adviser in 2020. He currently holds the position of Senior Vice President, Head of Product Management, Head of Portfolio Management & Portfolio Administration and Chief Operating Officer with the Adviser. Mr. Belanger served as Chief Operating Officer of REX Shares, LLC from 2014-2018. Mr. Belanger graduated Rice University with a Bachelor of Arts in Mathematics and Philosophy in 2004 and graduated from the University of Texas School of Law in 2008.

Nam To: Nam To, CFA joined the Adviser in July 2017. Prior to that, Mr. To was a Global Economics Research Analyst at Bunge Limited from 2014 to 2017. Mr. To received his Bachelor of Arts in Philosophy and Economics from Cornell University in 2014.

Wayne Xie: Wayne Xie joined the Adviser in July 2018 as a Portfolio Management Associate. Previously, Mr. Xie was an Analyst at VanEck Associates on the Equity ETF Investment Management team from 2010 to 2018 and a Portfolio Administrator at VanEck Associates from 2007 to 2010. Mr. Xie received his Bachelor of Science from State University of New York at Buffalo in 2002.

Kimberly Chan: Kimberly Chan joined the Adviser in June 2018 and is a Portfolio Management Associate. Previously, Ms. Chan was a U.S. Associate Trader at Credit Agricole from 2016 to 2018, and an Investment Analyst at MetLife Investments from 2015 to 2016. Ms. Chan received her Bachelor of Science from New York University in 2015.

Vanessa Yang: Vanessa Yang, Portfolio Management Associate, joined the Adviser in 2016 as a Portfolio Administrator. She was appointed to the portfolio management team in June 2019. Previously, Ms. Yang was a Portfolio Administrator at VanEck Associates from 2011 to 2014. Ms. Yang received her MS in

Financial Engineering from Drucker School of Management in 2010 and her BS in Economics from Guangdong University of Foreign Studies in 2008.

The SAI provides additional information about the Portfolio Managers' compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Shares of each/the Fund.

8. For the Funds listed in Schedules A-G hereto, effective December 31, 2020, the table in the section titled “MANAGEMENT OF THE TRUST – Interested Trustee/Officers” in each Fund's SAI is hereby deleted and replaced in its entirety with the following:

Interested Trustee/Officers

Name (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees During the Past 5 Years
Luis Berruga (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	88 (77 of which are operational)	None
John Belanger (1982)	Chief Operating Officer and Chief Financial Officer (since 12/2020)	Chief Operating Officer and Head of Portfolio Management & Portfolio Administration, GXMC (since 12/2020), Secretary of the Trust (3/2020-9/2020); Head of Product Management, GXMC (since 1/2020); Consultant to GXMC (9/2018-12/2019); Chief Operating Officer, Rex Shares, LLC (2014-2018)	n/a	n/a
Susan Lively (1981)	Secretary (since 9/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020)	n/a	n/a

Name (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees During the Past 5 Years
Ronnie Riven (1984)	Treasurer and Principal Accounting Officer (since 12/2020)	Director of Finance, GXMC (since 2018); Director of Accounting and Finance at Barclays Center (2016-2018); Manager of External Reporting at National Grid (2013-2015)	n/a	n/a
Eric Griffith[1] (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018)	n/a	n/a
Matt Snyder[1] (1984)	Assistant Treasurer (since 11/2020)	Director of Fund Accounting, SEI Investments (since 9/2019); Assistant Vice President, State Street Bank and Trust (10/2006-7/2016 and 5/2017-8/2019); and JPMorgan (Corporate & Investment Bank) (8/2016-4/2017)	n/a	n/a
Joe Costello (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	n/a	n/a
1These officers of the Trust also serve as officer of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

9. For the Funds listed in Schedules A-F hereto, effective December 31, 2020, the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS” in each Fund's SAI is hereby revised as follows:

    a) For the Funds listed in Schedules A-F hereto, the first sentence under the heading "PORTFOLIO MANAGERS" is hereby revised as follows:

    PORTFOLIO MANAGERS
    The Portfolio Managers John Belanger, Nam To, Wayne Xie, Kimberly Chan and Vanessa Yang are employees of the Adviser.

    b) For the Funds listed in Schedules A-F hereto, the following table replaces in its entirety the corresponding table in the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS-Other Accounts Managed by Portfolio Managers”:

The Portfolio Managers were responsible for the management of the following accounts as of October 31, 2020, unless otherwise stated:

	Other Accounts Managed			Accounts With Respect To Which The Advisory Fee Is Based On The Performance of The Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
John Belanger*	Registered investment companies	76	$14,879,006,870	0	$0.00
	Other pooled investment vehicles	1	$351,718,842	0	$0.00
	Other accounts	0		0	$0.00
Nam To	Registered investment companies	76	$14,879,006,870	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00
Wayne Xie	Registered investment companies	76	$14,879,006,870	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00
Kimberly Chan	Registered investment companies	76	$14,879,006,870	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00
Vanessa Yang*	Registered investment companies	76	$14,879,006,870	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00
*Mr. Belanger and Ms. Yang will act as Portfolio Managers for funds of the Trust on or about December 31, 2020. Information for Mr. Belanger and Ms. Yang is provided as of October 31, 2020 and is based on anticipated accounts and assets.

c) For the Funds listed in Schedules A-F hereto, the following table replaces in its entirety the corresponding table in the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS-Disclosure of Securities Ownership”:

Disclosure of Securities Ownership
Listed below for each Portfolio Manager is a dollar range of securities beneficially owned in the applicable Fund as of October 31, 2020:

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in Fund
John Belanger	Global X TargetIncomeTM Plus 2 ETF	$1-$10,000
	Global X MLP & Energy Infrastructure ETF	$1-$10,000
Nam To	None	None
Wayne Xie	Global X E-commerce ETF	$10,001-$50,000
Kimberly Chan	None	None
Vanessa Yang	None	None

SCHEDULE A
FUND NAME	DATE OF PROSPECTUS	DATE OF SAI
Global X Cannabis ETF (POTX)	April 1, 2020	April 1, 2020
Global X China Biotech Innovation ETF (CHB)	September 15, 2020	September 15, 2020
Global X CleanTech ETF (CTEC)	September 29, 2020	September 29, 2020
Global X Cybersecurity ETF (BUG)	April 1, 2020	April 1, 2020
Global X Data Center REITs & Digital Infrastructure ETF (VPN)	October 14, 2020	October 14, 2020
Global X Emerging Markets Internet & E-commerce ETF (EWEB)	November 3, 2020	November 3, 2020
Global X Education ETF (EDUT)	April 1, 2020	April 1, 2020
Global X Nasdaq 100® Covered Call & Growth ETF (QYLG)	September 11, 2020	September 11, 2020
Global X S&P 500® Covered Call & Growth ETF (XYLG)	September 11, 2020	September 11, 2020
Global X S&P Catholic Values Developed ex-U.S. ETF (CEFA)	May 27, 2020	May 27, 2020
Global X Telemedicine & Digital Health ETF (EDOC)	July 26, 2020	July 26, 2020

Global X Thematic Growth ETF (GXTG)	April 1, 2020	April 1, 2020
Global X Variable Rate Preferred ETF (PFFV)	May 26, 2020	May 26, 2020
Global X Video Games & Esports ETF (HERO)	April 1, 2020	April 1, 2020

SCHEDULE B

FUND NAME	DATE OF PROSPECTUS	DATE OF SAI
Global X Cloud Computing ETF (CLOU)	April 1, 2020	April 1, 2020
Global X Genomics & Biotechnology ETF (GNOM)	April 1, 2020	April 1, 2020
Global X Russell 2000 Covered Call ETF (RYLD)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020

SCHEDULE C

FUND NAME	DATE OF PROSPECTUS	DATE OF SAI
Global X DAX Germany ETF (DAX)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X Nasdaq 100® Covered Call ETF (QYLD)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X S&P 500® Covered Call ETF (XYLD)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020

SCHEDULE D

FUND NAME	DATE OF PROSPECTUS	DATE OF SAI
Global X Adaptive U.S. Factor ETF (AUSF)	April 1, 2020 as supplemented and restated June 26, 2020	April 1, 2020
Global X Artificial Intelligence & Technology ETF (AIQ)	April 1, 2020	April 1, 2020
Global X Autonomous & Electric Vehicles ETF (DRIV)	April 1, 2020	April 1, 2020
Global X E-commerce ETF (EBIZ)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI China Consumer Staples ETF (CHIS)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI China Health Care ETF (CHIH)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020

Global X MSCI China Information Technology ETF (CHIK)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI China Large-Cap 50 ETF (CHIL)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI China Real Estate ETF (CHIR)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI China Utilities ETF (CHIU)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X S&P 500® Quality Dividend ETF (QDIV)	April 1, 2020, as supplemented and restated June 26, 2020	April 1, 2020
Global X TargetIncomeTM 5 ETF (TFIV)	April 1, 2020, as supplemented and restated June 26, 2020	April 1, 2020
Global X TargetIncomeTM Plus 2 ETF (TFLT)	April 1, 2020, as supplemented and restated June 26, 2020	April 1, 2020

SCHEDULE E

FUND NAME	DATE OF PROSPECTUS	DATE OF SAI
Global X Conscious Companies ETF (KRMA)	April 1, 2020	April 1, 2020
Global X Copper Miners ETF (COPX)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X FinTech ETF (FINX)	April 1, 2020	April 1, 2020
Global X Founder-Run Companies ETF (BOSS)	April 1, 2020	April 1, 2020
Global X FTSE Nordic Region ETF (GXF)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X FTSE Southeast Asia ETF (ASEA)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X Gold Explorers ETF (GOEX)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X Guru® Index ETF (GURU)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X Health & Wellness Thematic ETF (BFIT)	April 1, 2020	April 1, 2020
Global X Internet of Things ETF (SNSR)	April 1, 2020	April 1, 2020
Global X Lithium & Battery Tech ETF (LIT)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X Longevity Thematic ETF (LNGR)	April 1, 2020	April 1, 2020
Global X Millennials Thematic ETF (MILN)	April 1, 2020	April 1, 2020
Global X MLP & Energy Infrastructure ETF (MLPX)	April 1, 2020, as supplemented and restated June 26, 2020	April 1, 2020
Global X MLP ETF (MLPA)	April 1, 2020, as supplemented and restated June 26, 2020	April 1, 2020
Global X MSCI Argentina ETF (ARGT)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI China Communication Services ETF (CHIC)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI China Consumer Discretionary ETF (CHIQ)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI China Energy ETF (CHIE)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI China Financials ETF (CHIX)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020

Global X MSCI China Industrials ETF (CHII)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI China Materials ETF (CHIM)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI Colombia ETF (GXG)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI Greece ETF (GREK)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI Next Emerging & Frontier ETF (EMFM)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI Nigeria ETF (NGE)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI Norway ETF (NORW)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI Pakistan ETF (PAK)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI Portugal ETF (PGAL)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI SuperDividend® EAFE ETF (EFAS)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X MSCI SuperDividend® Emerging Markets ETF (SDEM)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X S&P 500® Catholic Values ETF (CATH)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X Silver Miners ETF (SIL)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X Social Media ETF (SOCL)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X SuperDividend® Alternatives ETF (ALTY)	April 1, 2020, as supplemented and restated June 26, 2020	April 1, 2020
Global XSuperDividend® ETF (SDIV)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X SuperDividend® REIT ETF (SRET)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X SuperDividend® U.S. ETF (DIV)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X SuperIncome™ Preferred ETF (SPFF)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X Robotics & Artificial Intelligence ETF (BOTZ)	April 1, 2020	April 1, 2020
Global X Uranium ETF (URA)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020
Global X U.S. Infrastructure Development ETF (PAVE)	April 1, 2020	April 1, 2020
Global X U.S. Preferred ETF (PFFD)	April 1, 2020, as supplemented and restated June 26, 2020	April 1, 2020
Global X YieldCo & Renewable Energy Income ETF (YLCO)	March 1, 2020, as supplemented and restated June 26, 2020	March 1, 2020

SCHEDULE F

FUND NAME	DATE OF PROSPECTUS	DATE OF SAI
Global X Advanced Materials ETF* [ ]	March 1, 2020	March 1, 2020
Global X China Mid Cap ETF* (CHIA)	March 1, 2020	March 1, 2020
Global X Kuwait ETF* [ ]	March 1, 2020	March 1, 2020
Global X Luxembourg ETF* [ ]	March 1, 2020	March 1, 2020
Global X S&P Catholic Values U.S. Aggregate Bond ETF* (CAGG)	August 24, 2020	August 24, 2020
Global X Scientific Beta Developed Markets ex-US ETF* [ ]	March 1, 2020	March 1, 2020
Global X Scientific Beta Emerging Markets ETF (SCIM)*	March 1, 2020	March 1, 2020
*Not Open for Investment

SCHEDULE G
NAME OF FUND	DATE OF SAI
Global X Emerging Markets Bond ETF (EMBD)	May 20, 2020

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